ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accounts Receivable, Net

Components of accounts receivable, net are as follows:

	December 31,
	2012	2011
Casino	$426,796	$385,898
Hotel	2,390	3,691
Other	5,007	3,686

Sub-total	$434,193	$393,275
Less: allowance for doubtful debts	(113,264)	(86,775)

	$320,929	$306,500

Movement of Allowance for Doubtful Debts

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2012	2011	2010
At beginning of year	$86,775	$41,490	$24,227
Additional allowance	26,566	36,871	32,241
Reclassified (to) from long-term receivables, net	(77)	8,414	(14,978)

At end of year	$113,264	$86,775	$41,490

Analysis of Accounts Receivable by Age Based on Payment Due Date, Net of Allowance

The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2012	2011
Current	$227,534	$220,141
1-30 days	51,207	41,571
31-60 days	9,842	3,344
61-90 days	1,941	2,573
Over 90 days	30,405	38,871

	$320,929	$306,500